SEGMENT INFORMATION - Reconciliation of FFO (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating Segments [Abstract]
FFO	$ (144)	$ (133)	$ (257)	$ (255)
Depreciation and amortization of real estate assets	(49)	(84)	(97)	(171)
Fair value gains (losses), net	47	(508)	(63)	(880)
Share of equity accounted earnings - non-FFO	72	8	169	5
Income tax expense	(30)	(47)	(19)	(129)
Non-controlling interests of others in operating subsidiaries and properties – non-FFO	(211)	281	(267)	562
Net (losses) attributable to unitholders	(315)	(483)	(534)	(868)
Non-controlling interests of others in operating subsidiaries and properties	269	(306)	359	(630)
Net loss	$ (46)	$ (789)	$ (175)	$ (1,498)